Condensed Consolidated Statements of Operations and Comprehensive Loss (Q3) (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022
Cost of revenue	[1]	$ 310,894	$ 267,647	$ 880,827		$ 780,658
General and administrative expenses		25,199	23,432	72,831	[2]	66,155	[2]
Related Party
Cost of revenue		271,790	236,077	777,478		682,671
General and administrative expenses		$ 679	$ 655	$ 2,037		$ 2,037

[1]	Includes related party inventory expense of $271,790 and $236,077 and $777,478 and $682,671 for the three and nine months ended September 30, 2023 and 2022, respectively.
[2]	Includes related party rent of $679 and $655 and $2,037 and $2,037 for the three and nine months ended September 30, 2023 and 2022, respectively.